Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Current Assets:
Cash and cash equivalents	$ 1,710	$ 3,209	$ 2,536
Restricted cash		50	50
Accounts receivable, net of allowances of $845, $354 and $374, respectively	132	1,195	1,143
Income tax receivable	13
Site equipment to be installed	792	1,090	2,539
Prepaid expenses and other current assets	146	526	517
Total current assets	2,793	6,070	6,785
Restricted cash, long-term		150	200
Operating lease right-of-use assets	5	2,101
Fixed assets, net	689	2,822	4,667
Software development costs, net of accumulated amortization of $3,016, $3,341 and $2,973, respectively	1,420	1,915	2,018
Deferred costs	85	274	424
Goodwill		696	667
Other assets	62	97	103
Total assets	5,054	14,125	14,864
Current Liabilities:
Accounts payable	275	835	271
Accrued compensation	125	588	572
Accrued expenses	490	490	444
Sales taxes payable	14	131	87
Income taxes payable		3	1
Current portion of long-term debt, net	1,724	2,739	1,000
Current portion of obligations under operating leases	5	409
Current portion of obligations under finance leases	23	21	45
Current portion of deferred revenue	120	460	1,267
Other current liabilities	154	419	337
Total current liabilities	2,930	6,095	4,024
Long-term debt	1,625		2,729
Long-term obligations under operating leases		2,891
Long-term obligations under finance leases	4	20	41
Long-term deferred revenue		2	30
Deferred rent			1,123
Other liabilities		26
Total liabilities	4,559	9,034	7,947
Shareholders' Equity
Series A 10% cumulative convertible preferred stock, $0.005 par value, $156 liquidation preference, 156 shares authorized, issued and outstanding at September 30, 2020 and December 31, 2019 and 2018, respectively	1	1	1
Common stock, $0.005 par value, 15,000 shares authorized at September 30, 2020, December 31, 2019 and 2018; 2,952, 2,901 and 2,875 shares issued at September 30, 2020, December 31, 2019 and 2018, respectively	15	14	14
Treasury stock, at cost, 10 shares at September 30, 2020, December 31, 2019 and 2018, respectively	(456)	(456)	(456)
Additional paid-in capital	136,881	136,721	136,552
Accumulated deficit	(136,187)	(131,457)	(129,394)
Accumulated other comprehensive income	241	268	200
Total shareholders' equity	495	5,091	6,917
Total liabilities and shareholders' equity	$ 5,054	$ 14,125	$ 14,864